Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Cost Disclosure Abstract
Interests on convertible bond			$ 55
Interests on bank borrowings	12,180	6,010	804
Interests on amount due to a non-controlling shareholder	1,115	2,140
Interests on lease liabilities	130	49
Finance costs	$ 13,425	$ 8,199	$ 859